Provisions	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Provisions

15.  Provisions

Provisions comprise the following as of  December 31:

	2022			2021
	Non- Current	Current	Total	Non- Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Provision for pensions	25,546	180	25,726	41,238	180	41,418
Environmental provision	168	1,396	1,564	2,562	1,133	3,695
Provisions for litigation	—	23,142	23,142	—	1,952	1,952
Provisions for third-party liability	5,960	—	5,960	8,905	—	8,905
Provisions for C02 emissions allowances	7,956	94,800	102,756	3,033	107,213	110,246
Provision for restructuring cost	—	21,539	21,539	—	22,350	22,350
Other provisions	8,040	4,450	12,490	5,220	4,797	10,017
Total	47,670	145,507	193,177	60,958	137,625	198,583

As of December 31, 2022 the restructuring provision corresponds to the restructuring process in Château-Feuillet facility in France amounting $21,539 thousand ($21,717 thousand as of December, 2021) and Monzon facility in Spain reversed with a credit to income amounting $591 thousand as of December 31, 2022.

The changes in the various line items of provisions in 2022 and 2021 were as follows:

			Provisions for	Provisions for	Provisions for	Provisions for
	Provision for	Environmental	Litigation	Third	CO2 Emissions	Restructuring	Other
	Pensions	Provision	in Progress	Party Liability	Allowances	Cost	Provisions	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Balance at January 1, 2021	56,586	4,166	1,355	10,759	40,161	2	50,754	163,783
Charges for the year	5,990	28	934	588	97,982	31,838	(12)	137,348
Provisions reversed with a credit to income	(1,419)	(189)	—	—	(7,830)	—	(9,419)	(18,857)
Amounts used	(9,911)	(1)	(233)	(535)	(18,420)	(9,534)	(269)	(38,903)
Provision against equity	(6,847)	—	—	(1,081)	—	—	—	(7,928)
Transfers from/(to) other accounts	—	(33)	—	—	—	44	(28,437)	(28,426)
Exchange differences and others	(2,981)	(276)	(104)	(826)	(1,647)	—	(2,600)	(8,434)
Balance at December 31, 2021	41,418	3,695	1,952	8,905	110,246	22,350	10,017	198,583
Charges for the year	1,405	13	22,134	454	114,185	9,092	7,022	154,305
Provisions reversed with a credit to income	(3,417)	—	(48)	—	(2,435)	(591)	(890)	(7,381)
Amounts used	(1,181)	(345)	(798)	(2,863)	(112,485)	(8,012)	(2,516)	(128,200)
Provision against equity	(9,394)	—	—	—	—	—	—	(9,394)
Transfers from/(to) other accounts	—	(1,510)	—	—	—	—	(666)	(2,176)
Exchange differences and others	(3,105)	(289)	(98)	(536)	(6,755)	(1,300)	(477)	(12,560)
Balance at December 31, 2022	25,726	1,564	23,142	5,960	102,756	21,539	12,490	193,177

The main provisions relating to employee pensions are as follows:

France

These relate to various obligations assumed by FerroPem, SAS with various groups of employees relate to long-service benefits, medical insurance supplements and retirement obligations, all of which are defined unfunded benefit obligations, whose changes in 2022 and 2021 were as follows:

	2022	2021
	US$'000	US$'000
Obligations at the beginning of year	25,950	34,496
Current service cost	(1,159)	1,082
Borrowing costs	310	212
Actuarial differences	(4,821)	(3,003)
Benefits paid	(1,181)	(995)
Exchange differences	(1,253)	(2,412)
Others	(1,508)	(3,430)
Obligations at the end of year	16,338	25,950

At December 31, 2022 and 2021 the effect of a 1% change in discount rate would have resulted in a change to the provision of approximately $1,695 thousand and $3,288 thousand, respectively.

The following table reflects the gross benefit payments that are expected to be paid for the benefit plans for the year ended December 31, 2021:

2022
US$'000
2023	1,087
2024	1,279
2025	1,339
2026	1,316
2027	1,349
Years 2028-2032	7,237

The subsidiary recognized provisions in this connection based on an actuarial study performed by an independent expert.

South Africa

Defined benefit plans relate to Retirement medical aid obligations and Retirement benefits. Actuarial valuations are performed periodically by independent third parties and in the actuary’s opinion the fund was in a sound financial position. The valuation was based upon the amounts as per the latest valuation report received from third party experts.

Retirement medical aid obligations

The Company provides post-retirement benefits by way of medical aid contributions for employees and dependents.

Retirement benefits

It is the policy of the Company to provide retirement benefits to all its employees and therefore membership of the retirement fund is compulsory. The Company has both defined contribution and defined benefit plans. The pension fund obligation is recognized in current provisions as the Company will contribute the difference to the plan assets within the next 12 months.

In this regard, the changes of this provision in 2022 and 2021 were as follows:

	2022	2021
	US$'000	US$'000
Obligations at beginning of year	3,779	3,461
Current service cost	34	32
Borrowing costs	411	390
Actuarial differences	(861)	526
Benefits paid	(219)	(232)
Exchange differences	(132)	(398)
	3,012	3,779

At December 31, 2022 and 2021, the effect of a 1% change in the cost of the medical aid would have resulted in a change to the provision of approximately $352 thousand and $481 thousand, respectively.

The breakdown, in percentage, of the plan assets are as follows:

	2022	2021
Cash	56.37%	2.85%
Equity	—%	47.21%
Bond	43.63%	17.32%
Property	—%	2.79%
International	—%	28.42%
Others	—%	1.41%
Total	100.00%	100.00%

As of December 31, 2022 and 2021 the Plan assets amounted to $94 thousand and $1,706 thousand, respectively. Changes in the fair value of plan assets linked to the defined benefit plans in South Africa were as set forth in the following table:

	2022	2021
	US$'000	US$'000
Fair value of plan assets at the beginning of the year	1,706	2,204
Interest income on assets	93	172
Benefits paid	(1,619)	(775)
Actuarial differences	(84)	223
Other	(2)	(118)
Fair value of plan assets at the end of the year	94	1,706
Actual return on assets	9	395

Venezuela

Benefit Plan

The company FerroVen has pension obligations to all of its employees who, once reaching retirement age, have accumulated at least 15 years of service to the company and receive a Venezuelan Social Security Institute (IVSS) pension. In addition to the pension paid by the IVSS, 80% of the basic salary accrued when the pension benefit is awarded is guaranteed and paid by means of a lifelong monthly pension.

The most recent of the present value of the defined benefit obligation actuarial valuation was determined as of December 31, 2022 by independent actuaries. The present value of the obligation for defined unfunded benefit cost, the current service cost and past service cost were determined using the projected unit credit method.

In this regards, the changes of this provision in 2022 and 2021 were as follows:

	2022	2021
	US$'000	US$'000
Obligations at the beginning of year	190	22
Current service cost	66	102
Borrowing costs	748	115
Benefits paid	(24)	(2)
Exchange differences	(578)	(47)
Obligations at the end of year	402	190

The summary of the main actuarial assumptions used to calculate the aforementioned obligations is as follows:

	France		South Africa			Venezuela
	2022	2021	2022	2021		2022	2021
Salary increase	1.60%-6.10%	1.60%-6.10%	N/A	N/A	%	180%	500%
Discount rate	3.84%	0.75%	8.2-12.8%	10.60-11.60%	%	202.4%	536%
Expected inflation rate	2.20%	1.60%	4.0-7.30%	5.80-7.10%	%	200%	550%
Mortality	TGH05/TGF05	TGH05/TGF05	SA 85-90 / PA (90)	SA 85-90 / PA (90)		GAM 83	GAM 83
Retirement age	65	65	63	63		63-64	63-64

High percentages are driven by hyperinflationary economy in Venezuela.

North America

a. Defined Benefit Retirement and Post-retirement Plans

Globe Metallurgical Inc. (“GMI”) sponsored three non-contributory defined benefit pension plans covering certain employees, which were all frozen in 2003. Core Metals sponsored a non-contributory defined benefit pension plan covering certain employees, which was closed to new participants in April 2009. The Plan’s liabilities were completely settled as a result of the amendment terminating the plan. There are no remaining participants due to the plan termination effective September 30, 2021. All obligations were satisfied due to the plan termination. The total settlement payment was $2,784 thousand  and resulted in a net income of $1,027 thousand recognized in 2021.

Quebec Silicon Limited partnership (“QSLP”) sponsors a contributory defined benefit pension plan and postretirement benefit plan for certain employees, based on length of service and remuneration. Post-retirement benefits consist of a group insurance plan covering plan members for life insurance, disability, hospital, medical, and dental benefits. The contributory defined benefit pension plan was closed to new participants in December 2013. On December 27, 2013, the Communications, Energy and Paper Workers Union of Canada (“CEP”) ratified a new collective bargaining agreement, which resulted in a curtailment pertaining to the closure of the postretirement benefit plan for union employees retiring after January 31, 2016. The Company’s funding policy has been to contribute, as necessary, an amount in excess of the minimum requirements in order to achieve the Company’s long-term funding targets.

Benefit Obligations and Funded Status – The following provides a reconciliation of the benefit obligations, plan assets and funded status of the North American plans as of December 31, 2022 and 2021:

	2022				2021
	USA	Canada		Total	USA	Canada		Total
			Post-				Post-
	Pension	Pension	retirement		Pension	Pension	retirement
	Plans	Plans	Plans		Plans	Plans	Plans
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Benefit obligation	—	18,266	5,497	23,763	—	25,349	8,569	33,918
Fair value of plan assets	—	(17,777)	—	(17,777)	(14)	(22,417)	—	(22,431)
Provision for pensions	—	489	5,497	5,986	(14)	2,932	8,569	11,487

All North American pension and post-retirement plans are underfunded. At December 31, 2022 and 2021, the accumulated benefit obligation was $18,266 thousand and $25,349 thousand for the defined pension plan and $5,497 thousand and $8,569 thousand for the post-retirement plans, respectively.

The assumptions used to determine benefit obligations as of December 31, 2022 and 2021 for the North American plans are as follows:

	North America – 2022			North America – 2021
	USA	Canada		USA	Canada
	Pension	Pension	Postretirement	Pension	Pension	Postretirement
	Plan	Plan	Plan	Plan	Plan	Plan
Salary increase	N/A	2.75% - 3.00%	N/A	N/A	2.75% - 3.00%	N/A
Discount rate	N/A	5.25%	5.25%	N/A	3.21%	3.30%
Expected inflation rate	N/A	N/A	N/A	N/A	N/A	N/A
Mortality	N/A	CPM2014-Private Scale CPM-B	CPM2014-Private Scale CPM-B	N/A	CPM2014-Private Scale CPM-B	CPM2014-Private Scale CPM-B
Retirement age	N/A	58-60	58-60	N/A	58-60	58-60

The discount rate used in calculating the present value of our pension plan obligations is developed based on the  BPS&M Pension Discount Curve for 2022 and 2021 and the Mercer Proprietary Yield Curve for 2022 and 2021 for QSLP Pension and post-retirement benefit plans and the expected cash flows of the benefit payments.

The Company expects to make discretionary contributions of approximately $648 thousand to the defined benefit pension and post-retirement plans for the year ending December 31, 2022.

The pension plan exposes the Company to the following risks:

(i) Investment risk: The defined benefit obligation is calculated using a discount rate. If the return on plan assets is below this rate, a plan deficit occurs.

(ii) Interest rate risk: Variation in bond rates will affect the value of the defined benefit obligation.

(iii) Inflation risk: The defined benefit obligation is calculated assuming a certain level of inflation. An actual inflation higher than expected will have the effect of increasing the value of the defined benefit obligation.

The following reflects the gross benefit payments that are expected to be paid in future years for the benefit plans for the year ended December 31:

		Non-pension
		Postretirement
	Pension Plans	Plans
	US$'000	US$'000
2023	985	180
2024	1,027	186
2025	1,110	207
2026	1,154	227
2027	1,203	247
Years 2027-2031	6,212	1,535

The accumulated non-pension post-retirement benefit obligation has been determined by application of the provisions of the Company’s health care and life insurance plans including established maximums, relevant actuarial assumptions and health care cost trend rates projected at 5.0% for 2022 and decreasing to an ultimate rate of 4.0% in fiscal 2040. At December, 31 2022 and 2021, the effect of a 1% increase in health care cost trend rate on the non-pension post-retirement benefit obligation is $848 thousand and $1,735 thousand, respectively. At December, 31 2022 and 2021 the effect of a 1% decrease in health care cost trend rate on the non-pension post-retirement benefit obligation is ($689) thousand and ($1,327) thousand.

The changes to these obligations in the current year ended December 31, 2022 were as follows:

	2022
	USA	Canada		Total
	Pension	Pension	Post-retirement
	Plans	Plans	Plans
	US$'000	US$'000	US$'000	US$'000
Obligations at the beginning of year	—	25,349	8,569	33,918
Service cost	—	162	301	463
Borrowing cost	—	773	271	1,044
Actuarial differences	—	(5,774)	(3,040)	(8,814)
Benefits paid	—	(870)	(162)	(1,032)
Exchange differences	—	(1,374)	(442)	(1,816)
Expenses	—	—	—	—
Plan settlement	—	—	—	—
Obligations at the end of year	—	18,266	5,497	23,763

The plan assets of the defined benefit and retirement and post-retirement plans in North America are comprised of assets that have quoted market prices in an active market. The breakdown as of December 31, 2022 and 2021 of the assets by class are:

	2022	2021
Cash	—%	—%
Equity Mutual Funds	31%	31%
Fixed Income Securities	14%	14%
Assets held by insurance company	55%	55%
Total	100%	100%

For the year ended December 31, 2022, the changes in plan assets were as follows:

	2022
	USA	Canada
	Pension	Pension
	Plans	Plans	Total
	US$'000	US$'000	US$'000
Fair value of plan assets at the beginning of the year	—	22,417	22,417
Interest income on assets		690	690
Benefits paid		(870)	(870)
Actuarial return on plan assets		(3,496)	(3,496)
Exchange differences		(1,269)	(1,269)
Other		305	305
Plan Settlement		—	—
Fair value of plan assets at the end of the year	—	17,777	17,777

b. Other Benefit Plans

The Company administers healthcare benefits for certain retired employees through a separate welfare plan requiring reimbursement from the retirees.

Environmental provision

Environmental provisions related to $168 thousand of non-current environmental rehabilitation obligations as of December 31, 2022 (2021: $2,562 thousand) and $1,396 thousand of current environmental rehabilitation obligations as of December 31, 2022 (2021: $1,133 thousand). A significant part of these provisions is related to residues disposal, such as the remediation costs required to comply with government regulations.

Provisions for litigation

Certain employees of FerroPem, SAS, then known as Pechiney Electrometallurgie, S.A., may have been exposed to asbestos at its plants in France in the decades prior to FerroAtlántica’s purchase of that business in December 2004. The Company has recognized a provision of $955 thousand during the year ended December 31, 2022 as part of the current portion of Provisions for litigation (2021: $1,143 thousand). See Note 25 for further information.

The timing and amounts potential liabilities arising from such exposures is uncertain. The provision reflects the Company’s best estimate of the expenditure required to meet resulting obligations.

In 2022, a provision of $18,000 thousand was recognized at Globe Metallurgical Inc. with respect to civil lawsuits arising out of a 2018 incident at Globe Metallurgical Inc.’s Selma, Alabama, facility in which two employees were injured and one of whom later died. At the time, Globe Metallurgical Inc. also recorded an expected reimbursement from the Company’s insurer as other assets for the same amount (see Note 12).  In the first quarter of 2023, the Company reached full and final settlements of the lawsuits and all amounts were paid directly by the insurer.

Provisions for third-party liability

Provisions for third-party liability presented as non-current obligations $5,960 thousand relate to health costs for retired employees (2021: $8,905 thousand) in the Company’s subsidiary, FerroPem, SAS.

The following table reflects the gross benefit payments that are expected to be paid for the benefit plans for the year ended December 31, 2022:

2022
US$'000
2023	-
2024	529
2025	270
2026	275
2027	282
Years 2028-2032	1458

The recognized provisions are based on an actuarial study performed by an independent expert.

Other provisions

Included in other provisions are current obligations arising from past actions that involve a probable outflow of resources that can be reliably estimated. Other provisions include taxes of $1,998 thousand (2021: $2,506 thousand) and $7,551 thousand are related to the accrued estimated costs of reclaiming the land after it has been mined for gravel or coal  ($6,422 thousand as of December 31, 2021).